Exhibit 99.13

Loan Number	Servicer Number	Seller Loan Number	Borrower	Property State	As-of Date	Due Date	Default Status	Reason For Default	Current Occupancy	First Vacancy Date	Foreclosure?	Last FC Stage	Foreclosure Comment	Bankruptcy?	Bankruptcy Chapter	Last Filing Date	Bankruptcy Comment	Loss Mit?	Loss Mitigation Type	Loss Mitigation Status	Loan Modification/Forbearance Date	Loss Mitigation Comment	Damage Flag	Damage Comment	Exceptions Identified?	Exception Type	Exception Comments	Supplemental Comments	Missing Comments Starting	Missing Comments End	Summary Comments	Added
6000000496	xxx	xxx	xxx	XXX	3/8/2017	4/1/2017	Current	Current	Not Determined	Never	N/A	N/A	Never	N/A	N/A	Never	N/A	N/A	N/A	No	N/A	No	N/A	N/A	Commentary dated 06/01/2015 referenced that the borrower wanted to participate in the Cash Collateral Agreement as contained in the subject note. It was indicated on 6/22/2015 that pursuant to the terms of the Cash Collateral Agreement for the subject loan, all conditions have been met in order to release 50% of the balance contained in the Cash Collateral Account in the amount of $12,500 and funds would be released to the borrower within ten business days. On 11/18/2015, delinquent taxes were paid in the amount totaling $1,313.81; it was also referenced this amount would be charged back to prior servicer.	3/1/2015	5/17/2015	FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: Commentary dated 06/01/2015 referenced that the borrower wanted to participate in the Cash Collateral Agreement as contained in the subject note. It was indicated on 6/22/2015 that pursuant to the terms of the Cash Collateral Agreement for the subject loan, all conditions have been met in order to release 50% of the balance contained in the Cash Collateral Account in the amount of $12,500 and funds would be released to the borrower within ten business days. On 11/18/2015, delinquent taxes were paid in the amount totaling $1,313.81; it was also referenced this amount would be charged back to prior servicer.
6000000507	xxx	xxx	xxx	XXX	3/8/2017	4/1/2017	Current	Current	Not Determined	Never	N/A	N/A	Never	N/A	N/A	Never	N/A	N/A	N/A	No	N/A	No	N/A	N/A	Letters were sent to the borrower 5/27/2015 and 6/30/2015 requesting proof of insurance. Proof of insurance was not received and on 8/7/2015 a letter was sent to the borrower indicating lenders place insurance was placed on the loan. The borrower called on 9/4/2015 stating they had insurance coverage, but there are not notes indicating the proof was received. The lenders place coverage renewed and a letter was sent to the borrower on 5/31/2016. A forced place escrow account was set up on the loan due to the lenders placed insurance being paid. The borrower was mailed a letter requesting proof of the delinquent water bill being paid and the borrower submitted proof 2/3/2017.	3/1/2015	5/17/2015	FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: Letters were sent to the borrower 5/27/2015 and 6/30/2015 requesting proof of insurance. Proof of insurance was not received and on 8/7/2015 a letter was sent to the borrower indicating lenders place insurance was placed on the loan. The borrower called on 9/4/2015 stating they had insurance coverage, but there are not notes indicating the proof was received. The lenders place coverage renewed and a letter was sent to the borrower on 5/31/2016. A forced place escrow account was set up on the loan due to the lenders placed insurance being paid. The borrower was mailed a letter requesting proof of the delinquent water bill being paid and the borrower submitted proof 2/3/2017.
6000000460	xxx	xxx	xxx	XXX	3/8/2017	4/1/2017	Current	Current	Not Determined	Never	N/A	N/A	Never	N/A	N/A	Never	N/A	N/A	N/A	No	N/A	No	N/A	N/A	The last contact with the borrower was on 8/15/2016 when the co-borrower contacted the servicer to inquire if there would be a penalty for paying off the loan early, as they were unable to find their copy of the note. The servicer sent a copy of the note and rider to the borrower.	3/1/2015	7/20/2015	FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: The last contact with the borrower was on 8/15/2016 when the co-borrower contacted the servicer to inquire if there would be a penalty for paying off the loan early, as they were unable to find their copy of the note. The servicer sent a copy of the note and rider to the borrower.
6000000512	xxx	xxx	xxx	XXX	3/8/2017	3/1/2017	Current	Current	Not Determined	Never	N/A	N/A	Never	N/A	N/A	Never	N/A	N/A	N/A	No	N/A	No	N/A	N/A	N/A	3/1/2015	8/26/2015	FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.

6000000565	xxx	xxx	xxx	XXX	3/8/2017	4/1/2017	Current	Current	Not Determined	Never	N/A	N/A	Never	N/A	N/A	Never	N/A	N/A	N/A	No	N/A	No	N/A	N/A	N/A	3/1/2015	8/26/2015	FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.

6000000471	xxx	xxx	xxx	XXX	3/8/2017	3/1/2017	Current	Current	Not Determined	Never	N/A	N/A	Never	N/A	N/A	Never	N/A	N/A	N/A	No	N/A	No	N/A	N/A	Per comments dated 1/5/2017 a letter was mailed to the borrower requesting verification that the taxes had been paid. On 3/6/2017, the borrower contacted the servicer in reference to the 1098 form received. The servicer advised the borrower the 1098 was for their tax records and not a bill.	3/1/2015	8/26/2015	FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: Per comments dated 1/5/2017 a letter was mailed to the borrower requesting verification that the taxes had been paid. On 3/6/2017, the borrower contacted the servicer in reference to the 1098 form received. The servicer advised the borrower the 1098 was for their tax records and not a bill.
6000000513	xxx	xxx	xxx	XXX	3/8/2017	4/1/2017	Current	Current	Not Determined	Never	N/A	N/A	Never	N/A	N/A	Never	N/A	N/A	N/A	No	N/A	No	N/A	N/A	The last contact with the borrower was on 12/8/2016, when the borrower contacted the servicer to update their mailing address and requested the November 2016 through January 2017 billing statements.	3/1/2015	8/26/2015	FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: The last contact with the borrower was on 12/8/2016, when the borrower contacted the servicer to update their mailing address and requested the November 2016 through January 2017 billing statements.
6000000535	xxx	xxx	xxx	XXX	3/8/2017	4/1/2017	Current	Current	Not Determined	Never	N/A	N/A	Never	N/A	N/A	Never	N/A	N/A	N/A	No	N/A	No	N/A	N/A	N/A	6/1/2015	8/26/2015	FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.

6000000473	xxx	xxx	xxx	XXX	3/8/2017	4/1/2017	Current	Current	Not Determined	Never	N/A	N/A	Never	N/A	N/A	Never	N/A	N/A	N/A	No	N/A	No	N/A	N/A	Comments on 9/8/2016 indicate the Mandarin interpreter received a call that the “other person” on the deed has given up their 50% and the servicer advised they would need to sign quit claim. There is no evidence that a quit claim deed was received.	3/1/2015	10/20/2015	FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: Comments on 9/8/2016 indicate the Mandarin interpreter received a call that the “other person” on the deed has given up their 50% and the servicer advised they would need to sign quit claim. There is no evidence that a quit claim deed was received.
6000000493	xxx	xxx	xxx	XXX	3/8/2017	4/1/2017	Current	Current	Not Determined	Never	N/A	N/A	Never	N/A	N/A	Never	N/A	N/A	N/A	No	N/A	No	N/A	N/A	N/A	9/1/2015	12/17/2015	FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.

6000000569	xxx	xxx	xxx	XXX	3/8/2017	4/1/2017	Current	Current	Not Determined	Never	N/A	N/A	Never	N/A	N/A	Never	N/A	N/A	N/A	No	N/A	No	N/A	N/A	On 3/7/2017, the borrower indicated that the property is occupied by a tenant; however, there is no evidence that property inspections were completed during the review period to confirm the occupancy status.	12/1/2015	6/20/2016	FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: On 3/7/2017, the borrower indicated that the property is occupied by a tenant; however, there is no evidence that property inspections were completed during the review period to confirm the occupancy status.
6000000487	xxx	xxx	xxx	XXX	3/8/2017	4/1/2017	Current	Current	Not Determined	Never	N/A	N/A	Never	N/A	N/A	Never	N/A	N/A	N/A	No	N/A	No	N/A	N/A	N/A	12/1/2015	6/20/2016	FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.

6000000490	xxx	xxx	xxx	XXX	3/8/2017	4/1/2017	Current	Current	Not Determined	Never	N/A	N/A	Never	N/A	N/A	Never	N/A	N/A	N/A	No	N/A	No	N/A	N/A	On 8/8/2016, the borrower advised that the subject property is a rental property; however, there is no evidence of a property inspection during the review period to confirm occupancy.	8/1/2015	6/20/2016	FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: On 8/8/2016, the borrower advised that the subject property is a rental property; however, there is no evidence of a property inspection during the review period to confirm occupancy.
6000000560	xxx	xxx	xxx	XXX	3/8/2017	3/1/2017	Current	Current	Not Determined	Never	N/A	N/A	Never	N/A	N/A	Never	N/A	N/A	N/A	No	N/A	No	N/A	N/A	N/A	1/1/2016	6/20/2016	FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.

6000000561	xxx	xxx	xxx	XXX	3/8/2017	3/1/2017	Current	Current	Not Determined	Never	N/A	N/A	Never	N/A	N/A	Never	N/A	N/A	N/A	No	N/A	No	N/A	N/A	N/A	1/1/2016	6/20/2016	FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.

6000000573	xxx	xxx	xxx	XXX	3/8/2017	3/1/2017	Current	Current	Not Determined	Never	N/A	N/A	Never	N/A	N/A	Never	N/A	N/A	N/A	No	N/A	No	N/A	N/A	N/A	2/1/2016	6/20/2016	FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.

6000000530	xxx	xxx	xxx	XXX	3/8/2017	4/1/2017	Current	Current	Not Determined	Never	N/A	N/A	Never	N/A	N/A	Never	N/A	N/A	N/A	No	N/A	No	N/A	N/A	On 11/10/2016 the servicer attempted to contact the borrower to discuss escrow analysis and offer to spread the shortage over a period of time up to 60 months; however, a translator was needed and call was ended. During the last contact with the borrower on 11/29/2016 the servicer advised the borrower that the prior servicer sent the escrow surplus check in error as they did not project taxes; however, borrower was okay with the payment change and declined the offer to spread the escrow payments.	3/1/2015	6/20/2016	FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.
ADDITIONAL INFORMATION: On 11/10/2016 the servicer attempted to contact the borrower to discuss escrow analysis and offer to spread the shortage over a period of time up to 60 months; however, a translator was needed and call was ended. During the last contact with the borrower on 11/29/2016 the servicer advised the borrower that the prior servicer sent the escrow surplus check in error as they did not project taxes; however, borrower was okay with the payment change and declined the offer to spread the escrow payments.
6000000295	xxx	xxx	xxx	XXX	2/22/2017	3/1/2017	Current	Current	Not Determined	Never	N/A	N/A	Never	N/A	N/A	Never	N/A	N/A	N/A	No	N/A	No	N/A	N/A	Per a comment dated 4/8/2016, the borrower contacted the servicer to inquire about why the co-borrower was not listed on the statement. The servicer verified the co-borrower was on the note. A comment dated 4/11/2016 reflects that a direct dispute was received to add the payment history to the co-borrower’s credit report since they were just added to the account. Comments on 5/4/2016 indicate the servicer mailed two W-9 forms to the borrowers to be completed. A comment dated 5/31/2016 indicates that the direct dispute was resolved by running a reporting status with the credit bureaus and verifying that the pay history was reporting for the co-borrower.	FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.
																															ADDITIONAL INFORMATION: Per a comment dated 4/8/2016, the borrower contacted the servicer to inquire about why the co-borrower was not listed on the statement. The servicer verified the co-borrower was on the note. A comment dated 4/11/2016 reflects that a direct dispute was received to add the payment history to the co-borrower’s credit report since they were just added to the account. Comments on 5/4/2016 indicate the servicer mailed two W-9 forms to the borrowers to be completed. A comment dated 5/31/2016 indicates that the direct dispute was resolved by running a reporting status with the credit bureaus and verifying that the pay history was reporting for the co-borrower.	2/28/2017
6000000245	xxx	xxx	xxx	XXX	2/22/2017	3/1/2017	Current	Current	Not Determined	Never	N/A	N/A	Never	N/A	N/A	Never	N/A	N/A	N/A	No	N/A	No	N/A	N/A	N/A	FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.
2/28/2017
6000000279	xxx	xxx	xxx	XXX	2/22/2017	3/1/2017	Current	Current	Not Determined	Never	N/A	N/A	Never	N/A	N/A	Never	N/A	N/A	N/A	No	N/A	No	N/A	N/A	N/A	FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.
3/1/2017
6000000246	xxx	xxx	xxx	XXX	2/22/2017	3/1/2017	Current	Current	Not Determined	Never	N/A	N/A	Never	N/A	N/A	Never	N/A	N/A	N/A	No	N/A	No	N/A	N/A	N/A	FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.
3/1/2017
6000000400	xxx	xxx	xxx	XXX	2/22/2017	3/1/2017	Current	Current	Not Determined	Never	N/A	N/A	Never	N/A	N/A	Never	N/A	N/A	N/A	No	N/A	No	N/A	N/A	N/A	FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.
3/1/2017
6000000379	xxx	xxx	xxx	XXX	2/22/2017	3/1/2017	Current	Current	Not Determined	Never	N/A	N/A	Never	N/A	N/A	Never	N/A	N/A	N/A	No	N/A	No	N/A	N/A	N/A	FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.
3/1/2017
6000000350	xxx	xxx	xxx	XXX	2/22/2017	3/1/2017	Current	Current	Not Determined	Never	N/A	N/A	Never	N/A	N/A	Never	N/A	N/A	N/A	No	N/A	No	N/A	N/A	N/A	FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.
3/2/2017
6000000424	xxx	xxx	xxx	XXX	2/22/2017	3/1/2017	Current	Current	Not Determined	Never	N/A	N/A	Never	N/A	N/A	Never	N/A	N/A	N/A	No	N/A	No	N/A	N/A	On 6/1/2015, the borrower called in to advise the servicer that the funds in the amount of $3,000.00 received on 5/28/2015 were applied incorrectly. Comments dated 7/13/2015 indicated that a confirmation notification was sent to the borrower indicating that the funds of $3,000.00 were reapplied correctly to the account on 6/13/2015 as principal curtailment. On 3/22/2016, the servicer received a call from the hazard insurance company indicating that the hazard insurance payment was not received yet.	FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.
																															ADDITIONAL INFORMATION: On 6/1/2015, the borrower called in to advise the servicer that the funds in the amount of $3,000.00 received on 5/28/2015 were applied incorrectly. Comments dated 7/13/2015 indicated that a confirmation notification was sent to the borrower indicating that the funds of $3,000.00 were reapplied correctly to the account on 6/13/2015 as principal curtailment. On 3/22/2016, the servicer received a call from the hazard insurance company indicating that the hazard insurance payment was not received yet.	3/2/2017
6000000429	xxx	xxx	xxx	XXX	2/21/2017	3/1/2017	Current	Current	Not Determined	Never	N/A	N/A	Never	N/A	N/A	Never	N/A	N/A	N/A	No	N/A	No	N/A	N/A	The last contact with the borrower was made on 7/20/2016 when the customer called in to resolve issues with force placed insurance and the servicer advised what was need to get the issue resolved. Servicing comments on 7/22/2016 indicate the necessary insurance documents were received.	FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.
																															ADDITIONAL INFORMATION: The last contact with the borrower was made on 7/20/2016 when the customer called in to resolve issues with force placed insurance and the servicer advised what was need to get the issue resolved. Servicing comments on 7/22/2016 indicate the necessary insurance documents were received.	3/2/2017
6000000430	xxx	xxx	xxx	XXX	2/22/2017	3/1/2017	Current	Current	Not Determined	Never	N/A	N/A	Never	N/A	N/A	Never	N/A	N/A	N/A	No	N/A	No	N/A	N/A	The borrower had property loss on 11/11/2014 and received claim checks for claim # xxx. The total amount of claim funds received was $258,098.90. As of 6/9/2015 the repairs were 100% based on the property inspection. The loss draft file was closed out as of 6/15/2015.	FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.
																															ADDITIONAL INFORMATION: The borrower had property loss on 11/11/2014 and received claim checks for claim # XXXXXXXXX. The total amount of claim funds received was $258,098.90. As of 6/9/2015 the repairs were 100% based on the property inspection. The loss draft file was closed out as of 6/15/2015.	3/2/2017
6000000291	xxx	xxx	xxx	XXX	2/22/2017	3/1/2017	Current	Current	Not Determined	Never	N/A	N/A	Never	N/A	N/A	Never	N/A	N/A	N/A	No	N/A	No	N/A	N/A	N/A	FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.
3/3/2017
6000000256	xxx	xxx	xxx	XXX	2/22/2017	3/1/2017	Current	Current	Not Determined	Never	N/A	N/A	Never	N/A	N/A	Never	N/A	N/A	N/A	No	N/A	No	N/A	N/A	N/A	FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.
3/3/2017
6000000438	xxx	xxx	xxx	XXX	2/21/2017	3/1/2017	Current	Current	Not Determined	Never	N/A	N/A	Never	N/A	N/A	Never	N/A	N/A	N/A	No	N/A	No	N/A	N/A	On 3/30/2016, the borrower called in requesting that the property taxes to be included into the escrow payment. On 4/25/2016, the servicer received a call from the County tax collector’s office indicating delinquent taxes totaling $10,306.67. Comments dated 5/9/2016 indicated that payments totaling the delinquent tax amount were mailed by the servicer to the tax collector’s office. On 7/8/2016, the servicer educated the borrower regarding the escrow shortage. On 10/25/2016, the servicer advised the borrower that the taxes were all paid up to date.	FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.
																															ADDITIONAL INFORMATION: On 3/30/2016, the borrower called in requesting that the property taxes to be included into the escrow payment. On 4/25/2016, the servicer received a call from the County tax collector’s office indicating delinquent taxes totaling $10,306.67. Comments dated 5/9/2016 indicated that payments totaling the delinquent tax amount were mailed by the servicer to the tax collector’s office. On 7/8/2016, the servicer educated the borrower regarding the escrow shortage. On 10/25/2016, the servicer advised the borrower that the taxes were all paid up to date.	3/3/2017
6000000444	xxx	xxx	xxx	XXX	2/22/2017	3/1/2017	Current	Current	Not Determined	Never	N/A	N/A	Never	N/A	N/A	Never	N/A	N/A	N/A	No	N/A	No	N/A	N/A	N/A	FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.
3/3/2017
6000000290	xxx	xxx	xxx	XXX	2/22/2017	3/1/2017	Current	Current	Not Determined	Never	N/A	N/A	Never	N/A	N/A	Never	N/A	N/A	N/A	No	N/A	No	N/A	N/A	A servicing comment on 5/4/2016 indicated that delinquent property taxes totaling $2,282.74 were paid on 3/1/2016; however, a second payment totaling $2,292.71 remained outstanding. Comments dated 8/30/2016 indicated that all property taxes were paid and current.	FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.
																															ADDITIONAL INFORMATION: A servicing comment on 5/4/2016 indicated that delinquent property taxes totaling $2,282.74 were paid on 3/1/2016; however, a second payment totaling $2,292.71 remained outstanding. Comments dated 8/30/2016 indicated that all property taxes were paid and current.	3/3/2017
6000000306	xxx	xxx	xxx	XXX	2/22/2017	3/1/2017	Current	Current	Not Determined	Never	N/A	N/A	Never	N/A	N/A	Never	N/A	N/A	N/A	No	N/A	No	N/A	N/A	N/A	FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.
3/3/2017
6000000343	xxx	xxx	xxx	XXX	2/22/2017	3/1/2017	Current	Current	Not Determined	Never	N/A	N/A	Never	N/A	N/A	Never	N/A	N/A	N/A	No	N/A	No	N/A	N/A	N/A	FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.
3/6/2017
6000000329	xxx	xxx	xxx	XXX	2/22/2017	3/1/2017	Current	Current	Not Determined	Never	N/A	N/A	Never	N/A	N/A	Never	N/A	N/A	N/A	No	N/A	No	N/A	N/A	N/A	FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.
3/6/2017
6000000337	xxx	xxx	xxx	XXX	2/22/2017	3/1/2017	Current	Current	Not Determined	Never	N/A	N/A	Never	N/A	N/A	Never	N/A	N/A	N/A	No	N/A	No	N/A	N/A	N/A	FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.
3/6/2017
6000000403	xxx	xxx	xxx	XXX	2/22/2017	3/1/2017	Current	Current	Not Determined	Never	N/A	N/A	Never	N/A	N/A	Never	N/A	N/A	N/A	No	N/A	No	N/A	N/A	N/A	FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.
3/6/2017
6000000393	xxx	xxx	xxx	XXX	2/22/2017	3/1/2017	Current	Current	Not Determined	Never	N/A	N/A	Never	N/A	N/A	Never	N/A	N/A	N/A	No	N/A	No	N/A	N/A	N/A	FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.
3/1/2017
6000000413	xxx	xxx	xxx	XXX	2/22/2017	3/1/2017	Current	Current	Not Determined	Never	N/A	N/A	Never	N/A	N/A	Never	N/A	N/A	N/A	No	N/A	No	N/A	N/A	Per comments dated 1/4/2017, the borrower's name was updated to match the social security card that was received from the borrower.	FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.
																															ADDITIONAL INFORMATION: Per comments dated 1/4/2017, the borrower's name was updated to match the social security card that was received from the borrower.	3/2/2017
6000000292	xxx	xxx	xxx	XXX	2/22/2017	3/1/2017	Current	Current	Not Determined	Never	N/A	N/A	Never	N/A	N/A	Never	N/A	N/A	N/A	No	N/A	No	N/A	N/A	N/A	FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.
3/3/2017
6000000360	xxx	xxx	xxx	XXX	2/22/2017	3/1/2017	Current	Current	Not Determined	Never	N/A	N/A	Never	N/A	N/A	Never	N/A	N/A	N/A	No	N/A	No	N/A	N/A	N/A	FORECLOSURE: There is no evidence of foreclosure action on this loan
 BANKRUPTCY: There is no evidence of an associated bankruptcy case.
 LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
 PROPERTY DAMAGE: There is no evidence of property damage.
 EXCEPTIONS: No exceptions were identified.
3/3/2017
6000002177	xxx	xxx	xxx	XXX	5/24/2017	6/1/2017	Current	Current	Not Determined	Never	N/A	N/A	Never	N/A	N/A	Never	N/A	N/A	N/A	No	N/A	No	N/A	N/A	There was no evidence an inspection was completed during the review period to determine the occupancy status.	•FORECLOSURE: There is no evidence of foreclosure action on this loan.
•BANKRUPTCY: There is no evidence of an associated bankruptcy case.
•LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
•PROPERTY DAMAGE: There is no evidence of property damage.
•EXCEPTIONS: No exceptions were identified.
•ADDITIONAL INFORMATION: There was no evidence an inspection was completed during the review period to determine the occupancy status.
6000002180	xxx	xxx	xxx	XXX	5/24/2017	6/1/2017	Current	Current	Not Determined	Never	N/A	N/A	Never	N/A	N/A	Never	N/A	N/A	N/A	No	N/A	No	N/A	N/A	Per comments dated 8/1/2016 all delinquent taxes were paid in full by the homeowner. During the last contact with the borrower on 7/13/2016 the borrower inquired about the payment of taxes and hazard insurance. There was no evidence an inspection was completed during the review period to determine the occupancy status.	•FORECLOSURE: There is no evidence of foreclosure action on this loan.
•BANKRUPTCY: There is no evidence of an associated bankruptcy case.
•LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
•PROPERTY DAMAGE: There is no evidence of property damage.
•EXCEPTIONS: No exceptions were identified.
•ADDITIONAL INFORMATION: Per comments dated 8/1/2016 all delinquent taxes were paid in full by the homeowner. During the last contact with the borrower on 7/13/2016 the borrower inquired about the payment of taxes and hazard insurance. There was no evidence an inspection was completed during the review period to determine the occupancy status.